CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Schedule of Financial Data for Reportable Operating Segments

	Year ended December 31, 2024
	Commercial	Defense	Peru	Total

Revenues	$155,344	$97,755	$52,349	$305,448
Cost of Revenues	80,063	72,175	39,879	192,117
Gross profit	75,281	25,580	12,470	113,331

Research and development expenses, net	28,760	9,376	-	38,136
Selling and marketing expenses	17,395	7,825	2,161	27,381
General and administrative expenses	7,248	12,760	6,860	26,868
Other operating expenses (income), net*)	2,973	(465)	(9,259)	(6,751)

Operating income (loss)	18,905	(3,916)	12,708	27,697
Financial income, net				1,504
Income before taxes on income				29,201
Taxes on income				(4,352)
Net income				$24,849

Depreciation and amortization expenses	$6,571	$5,223	$1,760	$13,554

	Year ended December 31, 2023
	Commercial	Defense	Peru	Total

Revenues	$195,022	$19,638	$51,430	$266,090
Cost of Revenues	101,980	12,655	46,510	161,145
Gross profit	93,042	6,983	4,920	104,945

Research and development expenses, net	34,987	6,186	-	41,173
Selling and marketing expenses	21,354	2,254	1,635	25,243
General and administrative expenses	9,760	2,448	7,007	19,215
Other operating expense (income), net *)	(7,347)	1,185	(2,609)	(8,771)

Operating income (loss)	34,288	(5,090)	(1,113)	28,085
Financial income, net				109
Income before taxes on income				28,194
Taxes on income				(4,690)
Net income				$23,504

Depreciation and amortization expenses	$7,800	$1,610	$3,992	$13,402

	Year ended December 31, 2022
	Commercial	Defense	Peru	Unallocated	Total

Revenues	$172,161	$9,596	$58,083	$-	$239,840
Cost of Revenues	100,557	6,648	45,727	-	152,932
Gross profit	71,604	2,948	12,356	-	86,908

Research and development expenses, net	32,090	3,550	-	-	35,640
Selling and marketing expenses	18,797	1,314	1,583	-	21,694
General and administrative expenses	11,540	806	6,066	-	18,412
Other operating expenses, net *)	-	438	-	-	438
Impairment of held for sale asset	-	-	-	771	771

Operating income (loss)	9,177	(3,160)	4,707	(771)	9,953
Financial expenses, net					(2,818)
Income before taxes on income					7,135
Taxes on income					(13,063)
Net loss					$(5,928)

Depreciation and amortization expenses	$7,449	$653	$3,506	$-	$11,608

*) See Note 14

Schedule of Revenues by Geographic Area
	Year ended December 31,
	2024	2023	2022

United States	$145,780	$103,389	$96,954
Peru	52,383	53,187	58,251
Israel	15,386	4,074	2,570
Others	91,899	105,440	82,065

	$305,448	$266,090	$239,840

Schedule of Long-Lived Assets by Geographic Area
	December 31,
	2024	2023

Israel	$57,413	$59,141
United States	9,046	9,085
Peru	5,011	5,806
Others	5,920	5,388

	$77,390	$79,420

Schedule of Revenues from Major Customers
	Year ended December 31,
	2024	2023	2022
Customer A – Peru	15%	15%	21%
Customer B – Commercial	12%	14%	*	)
Customer C – Commercial	11%	15%	*	)
*) Less than 10%